Expense Example	Sep. 30, 2025 USD ($)
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Eaton Vance Ultra-Short Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	217
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Eaton Vance High Yield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	11
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	149
Expense Example, with Redemption, 10 Years	362
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Eaton Vance Strategic Income Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	679
Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Eaton Vance CLO Investment Grade Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | Eaton Vance High Yield Municipal Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Eaton Vance Mortgage Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Parametric Equity Plus ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	144
Expense Example, with Redemption, 10 Years	350
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Parametric Hedged Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Calvert International Responsible Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	230
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Calvert US Large-Cap Core Responsible Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Calvert US Large-Cap Diversity Equity and Inclusion Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	179
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Calvert US Mid-Cap Core Responsible Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Calvert Ultra-Short Investment Grade ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	$ 306